UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Orrell Capital Management Inc.
Address: 1536 Holmes Street
         Building D
         Livermore, CA  94550

13F File Number:  028-12240

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory M. Orrell
Title:     President
Phone:     925-455-0802

Signature, Place, and Date of Signing:

  /s/  Gregory M. Orrell     Livermore, CA     November 01, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $162,272 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGNICO EAGLE MINES LTD         COM              008474108    10598   178060 SH       SOLE                   178060        0        0
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206    10832   261900 SH       SOLE                   261900        0        0
AURIZON MINES LTD              COM              05155P106     1268   250000 SH       SOLE                   250000        0        0
BARRICK GOLD CORP              COM              067901108     5276   113100 SH       SOLE                   113100        0        0
CLAUDE RES INC                 COM              182873109      528   291200 SH       SOLE                   291200        0        0
ELDORADO GOLD CORP NEW         COM              284902103    11060   627800 SH       SOLE                   627800        0        0
FRANCO NEVADA CORP             COM              351858105     1104    43936 SH       SOLE                    43936        0        0
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106     5454   356000 SH       SOLE                   356000        0        0
GOLDCORP INC NEW               COM              380956409    24538   537650 SH       SOLE                   537650        0        0
HECLA MNG CO                   COM              422704106      268    50000 SH       SOLE                    50000        0        0
IAMGOLD CORP                   COM              450913108    11575   585200 SH       SOLE                   585200        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     8637   584400 SH       SOLE                   584400        0        0
MAG SILVER CORP                COM              55903Q104     2347   300000 SH       SOLE                   300000        0        0
NEVSUN RES LTD                 COM              64156L101      736   146400 SH       SOLE                   146400        0        0
NEW GOLD INC CDA               COM              644535106     2050   200000 SH       SOLE                   200000        0        0
NEWMONT MINING CORP            COM              651639106     9487   150800 SH       SOLE                   150800        0        0
NORTHGATE MINERALS CORP        COM              666416102      842   250000 SH       SOLE                   250000        0        0
PAN AMERICAN SILVER CORP       COM              697900108     1988    74275 SH       SOLE                    74275        0        0
PRIMERO MNG CORP               COM              74164W106      675   250000 SH       SOLE                   250000        0        0
RANDGOLD RES LTD               ADR              752344309    15639   161600 SH       SOLE                   161600        0        0
ROYAL GOLD INC                 COM              780287108     4164    65000 SH       SOLE                    65000        0        0
SILVER WHEATON CORP            COM              828336107     6654   225399 SH       SOLE                   225399        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    16929   107100 SH       SOLE                   107100        0        0
YAMANA GOLD INC                COM              98462Y100     9623   704500 SH       SOLE                   704500        0        0